GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 306,193	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 220,496	$ 269,545	$ 301,660	$ 204,205		$ 852,658	$ 792,487	$ 1,034,857	$ 995,906	$ 951,374
Cost of products sold	235,500		232,067									665,677	631,854	824,325	779,946	749,841
Gross profit	70,693	49,899	65,822	67,029	27,782		45,845	62,643	70,575	36,897		186,981	160,633	210,532	215,960	201,533
Operating expenses:
Selling, general and administrative expenses	36,684		34,086									107,423	104,013	138,912	130,460	141,772
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	6,738		6,667									20,199	20,020	26,689	27,099	19,651
Write-off of previously capitalized offering costs							1,571							0	1,571	0
Total operating expenses	43,422		40,753									127,622	124,033	165,601	159,130	161,423
Operating earnings (loss)	27,271		25,069									59,359	36,600	44,931	56,830	40,110
Foreign currency gain	100		115									264	466	492	510	475
Intercompany interest	0		0									0	0	0	0	0
Interest expense	(27,543)		(25,194)									(78,557)	(76,593)	(101,488)	(122,992)	(135,514)
Interest income	17		18									71	82	104	159	211
Gain (loss) on modification or extinguishment of debt	(3,607)		0		(27,863)					98,200		(3,607)	(27,863)	(27,863)	98,187	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Provision (benefit) for income taxes	(89)		466									1,579	1,979	683	5,027	(17,966)
Net income (loss)	(3,673)	(15,220)	(458)	2,063	(70,892)	[1]	(19,632)	(6,394)	(409)	54,102	[2]	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Minimum pension liability for actuarial loss														(6,600)	(740)	1,158
Comprehensive (loss) income	(2,705)		(3,061)									(23,110)	(70,907)	(91,798)	28,566	(70,885)
Guarantor Ply Gem Holdings, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	0		0									0	0	0	0	0
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	0		0									0	0	0	0	0
Write-off of previously capitalized offering costs															0
Total operating expenses	0		0									0	0	0	0	0
Operating earnings (loss)	0		0									0	0	0	0	0
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	0		0									0	0	0	0	0
Interest expense	0		0									0	0	0	0	0
Interest income	0		0									0	0	0	0	0
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Equity in subsidiaries' income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Income (loss) before provision (benefit) for income taxes	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Provision (benefit) for income taxes	0		0									0	0	0	0	0
Net income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														0	0	0
Comprehensive (loss) income	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Issuer Ply Gem Industries, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	4,684		4,884									13,284	12,054	14,748	14,765	14,121
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	78		9									222	27	36	36	21
Write-off of previously capitalized offering costs															1,571
Total operating expenses	4,762		4,893									13,506	12,081	14,784	16,372	14,142
Operating earnings (loss)	(4,762)		(4,893)									(13,506)	(12,081)	(14,784)	(16,372)	(14,142)
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	25,682		25,682									77,048	77,047	102,729	106,899	121,035
Interest expense	(27,533)		(25,193)									(78,545)	(76,591)	(101,486)	(122,881)	(135,328)
Interest income	1		1									3	4	6	17	39
Gain (loss) on modification or extinguishment of debt	(3,607)											(3,607)	(27,863)	(27,863)	98,187
Intercompany administrative income	4,481		4,191									12,752	12,578	16,070	13,782	14,154
Income (loss) before equity in subsidiaries' income (loss)	(5,738)		(212)									(5,855)	(26,906)	(25,328)	79,632	(14,242)
Equity in subsidiaries' income (loss)	2,065		(246)									(18,194)	(42,381)	(59,179)	(52,648)	(65,211)
Income (loss) before provision (benefit) for income taxes	(3,673)		(458)									(24,049)	(69,287)	(84,507)	26,984	(79,453)
Provision (benefit) for income taxes	0		0									0	0	0	(683)	(2,701)
Net income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														(3,091)	(292)	853
Comprehensive (loss) income	(3,673)		(458)									(24,049)	(69,287)	(87,598)	27,375	(75,899)
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	285,812		276,903									799,788	742,876	967,694	922,240	887,662
Cost of products sold	221,325		217,869									627,187	596,363	777,256	730,896	706,670
Gross profit	64,487		59,034									172,601	146,513	190,438	191,344	180,992
Operating expenses:
Selling, general and administrative expenses	28,036		25,345									82,605	80,473	109,061	101,767	115,974
Intercompany administrative charges	3,719		3,705									10,658	11,106	13,287	12,143	13,138
Amortization of intangible assets	6,660		6,658									19,977	19,993	26,653	27,063	19,630
Write-off of previously capitalized offering costs															0
Total operating expenses	38,415		35,708									113,240	111,572	149,001	140,973	148,742
Operating earnings (loss)	26,072		23,326									59,361	34,941	41,437	50,371	32,250
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	(25,682)		(25,682)									(77,048)	(77,047)	(102,729)	(106,086)	(119,369)
Interest expense	(10)		0									(10)	(1)	(1)	(111)	(186)
Interest income	11		16									57	66	83	121	169
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	391		(2,340)									(17,640)	(42,041)	(61,210)	(55,705)	(87,136)
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	391		(2,340)									(17,640)	(42,041)	(61,210)	(55,705)	(87,136)
Provision (benefit) for income taxes	(531)		(250)									1,258	1,456	(170)	3,273	(17,324)
Net income (loss)	922		(2,090)									(18,898)	(43,497)	(61,040)	(58,978)	(69,812)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														(3,509)	(448)	305
Comprehensive (loss) income	922		(2,090)									(18,898)	(43,497)	(64,549)	(59,426)	(69,507)
Non-Guarantor Subsidiary [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	20,381		20,986									52,870	49,611	67,163	73,666	63,712
Cost of products sold	14,175		14,198									38,490	35,491	47,069	49,050	43,171
Gross profit	6,206		6,788									14,380	14,120	20,094	24,616	20,541
Operating expenses:
Selling, general and administrative expenses	3,964		3,857									11,534	11,486	15,103	13,928	11,677
Intercompany administrative charges	762		486									2,094	1,472	2,783	1,639	1,016
Amortization of intangible assets	0		0									0	0	0	0	0
Write-off of previously capitalized offering costs															0
Total operating expenses	4,726		4,343									13,628	12,958	17,886	15,567	12,693
Operating earnings (loss)	1,480		2,445									752	1,162	2,208	9,049	7,848
Foreign currency gain	100		115									264	466	492	510	475
Intercompany interest	0		0									0	0	0	(813)	(1,666)
Interest expense	0		(1)									(2)	(1)	(1)	0	0
Interest income	5		1									11	12	15	21	3
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	1,585		2,560									1,025	1,639	2,714	8,767	6,660
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	1,585		2,560									1,025	1,639	2,714	8,767	6,660
Provision (benefit) for income taxes	442		716									321	523	853	2,437	2,059
Net income (loss)	1,143		1,844									704	1,116	1,861	6,330	4,601
Other comprehensive income (loss):
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Minimum pension liability for actuarial loss														0	0	0
Comprehensive (loss) income	2,111		(759)									1,643	(504)	1,170	7,969	9,310
Consolidating Adjustments [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	0		0									0	0	0	0	0
Intercompany administrative charges	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Amortization of intangible assets	0		0									0	0	0	0	0
Write-off of previously capitalized offering costs															0
Total operating expenses	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Operating earnings (loss)	4,481		4,191									12,752	12,578	16,070	13,782	14,154
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	0		0									0	0	0	0	0
Interest expense	0		0									0	0	0	0	0
Interest income	0		0									0	0	0	0	0
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Income (loss) before equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Equity in subsidiaries' income (loss)	1,608		704									42,243	111,668	143,686	24,981	141,963
Income (loss) before provision (benefit) for income taxes	1,608		704									42,243	111,668	143,686	24,981	141,963
Provision (benefit) for income taxes	0		0									0	0	0	0	0
Net income (loss)	1,608		704									42,243	111,668	143,686	24,981	141,963
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														0	0	0
Comprehensive (loss) income	$ 1,608		$ 704									$ 42,243	$ 111,668	$ 143,686	$ 24,981	$ 141,963

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.